Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [Line Items]
Cash and banks		$ 978.0	$ 1,117.7
Cash		978.0	1,117.7
Cash equivalents
Cash equivalents		840.3	765.4
Cash and cash equivalents	[1]	1,818.3	1,883.1	$ 2,307.7
Fixed deposits [member]
Cash equivalents
Cash equivalents		765.1	686.6
Bank Deposit Certificate [Member]
Cash equivalents
Cash equivalents		$ 75.2	$ 78.8

[1]	Cash and cash equivalents excludes bank overdrafts of US$ 1.5 as of March 31, 2020.